OPERATIONS AND PRINCIPAL ACTIVITIES - Liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATIONS AND PRINCIPAL ACTIVITIES
Net loss	$ (275,006)	$ (125,328)	$ (148,250)
Net cash used in operating activities	110,758	115,421	154,768
Accumulated deficit	1,287,851	739,528	614,659
Cash and cash equivalents	535,976	425,960	316,262
Short-term investments	$ 209,035	$ 163,594	$ 261,643